Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Thousands			5 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2016	Apr. 11, 2014 USD ($) shares	May 31, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 EUR (€)	Apr. 11, 2014 EUR (€) shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options | year					5	5
Market value at grant date (in usd) | $						$ 10.00
Expected time to acquisition					1 year	1 year
Probability of acquisition					61.00%	61.00%
Expected volatility					17.03%	17.03%
Risk free interest rate					0.84%	0.84%
Number of share options forfeited | shares		0
Share-based payment expense				€ 100	€ 800		€ 600
Non-Executive Director | Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of options								€ 60
Expense recognition period	2 years
Ordinary shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares								125,000
Exercise price of share options granted (in usd) | $		$ 11.50
Predecessor | Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			€ 3,200